Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	21.00%	21.00%	21.00%	35.00%
State income taxes, net of federal benefit and other	3.30%	2.80%	3.60%
Excess tax benefits from share-based compensation	(2.30%)	(2.00%)	(2.00%)
Tax effects on foreign income	0.30%	0.50%	0.50%
GILTI		(0.10%)	0.30%
Tax credits and other	(0.30%)	(1.00%)
Repatriation transition tax			(0.90%)
Deferred tax impact of enacted tax rate changes			0.30%
Effective income tax rate attributable to Watsco, Inc.	22.00%	21.20%	22.80%
Taxes attributable to non-controlling interest	(2.80%)	(2.70%)	(3.10%)
Effective income tax rate	19.20%	18.50%	19.70%